Business Segment Information (Schedule Of Net Sales) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 segment	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Net sales	$ 192,166	$ 169,449	$ 173,863	$ 152,925	$ 190,701	$ 176,326	$ 166,748	$ 159,936	$ 688,403	$ 693,711	$ 607,493
Number of reporting segments									3
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									317,700	349,600	348,300
Test [Member]
Segment Reporting Information [Line Items]
Net sales									175,900	176,500	138,400
Filtration [Member]
Segment Reporting Information [Line Items]
Net sales									$ 194,800	$ 167,600	$ 120,800